Stock Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Jul. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance	5,183,698	5,183,698	11,750,704
Number of common stock issued pursuant to ESPP purchases	0	0
Unrecognized compensation cost related to stock options	$ 3.9	$ 3.9	$ 1.3
Remaining weighted-average vesting period		3 years 6 months	3 years 3 months 18 days
Equity Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of stock option plan		Plan, including (i) the number of shares of common stock subject to the award; (ii) when the award becomes exercisable; (iii) the option or stock appreciation right exercise price, which must be at least 100% of the fair market value of the common stock as of the date of grant; and (iv) the duration of the option or stock appreciation right (which may not exceed 10 years).
Stock option plan, vesting period		4 years
Options available for grant			537,993
Equity Incentive Plan 2010 [Member] | Option or stock appreciation Right [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, percentage of fair market value		100.00%
Options granted rights		Options granted under the 2010 Plan generally are scheduled to vest over four years, subject to continued service, and subject to certain acceleration of vesting provisions, and expire no later than 10 years from the date of grant.
Contractual term of options		10 years
Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance				2,606,875
Annual increase in common shares reserved for issuance		2,500,000
Annual increase in common shares reserved for issuance, percentage of total shares of common stock		5.00%
Changes in share issuance, description		The number of shares available for issuance under the 2014 Plan will also include an annual increase on the first day of each fiscal year beginning in 2015, equal to the least of (i) 2,500,000 shares; (ii) 5% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year; or (iii) such other amount as the Company's board of directors may determine.
Options available for grant	2,602,675	2,602,675
Equity Incentive Plan 2014 [Member] | Portion of Common Shares Reserved for Future Issuance From Predecessor Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance				386,875
Equity Incentive Plan 2014 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of options		10 years
Equity Incentive Plan 2014 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, percentage of fair market value		100.00%
2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance	380,000	380,000
Annual increase in common shares reserved for issuance		800,000
Annual increase in common shares reserved for issuance, percentage of total shares of common stock		1.50%
Changes in share issuance, description		Issuance under the ESPP will also include an annual increase on the first day of each fiscal year beginning in 2015, equal to the least of (i) 800,000 shares; (ii) 1.5% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year; or (iii) such other amount as the Company's board of directors may determine.
Offering periods under plan		24 months
Offering period description		The offering periods generally start on the first trading day on or after June 1 and December 1 of each year and end on the first trading day on or before June 1 and December 1 approximately twenty-four months later, and will include six-month purchase periods.
2014 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible compensation contribution		15.00%